INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

12. INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	December 31,	December 31,
	2018	2019
	RMB	RMB
Supplier relationship	18,200	—
Software copyright	7,000	—
Others	10,002	3,490
Total intangible assets	35,202	3,490

Less: amortization	(14,023)	(3,300)
Net book value	21,179	190

A total net book value of RMB12.3 million intangible assets related with salvage car business, mainly including supplier relationship, software copyright, was reclassified to assets held for sale as of December 31, 2019. The total amounts charged to the Consolidated Statements of Comprehensive Loss for amortization expenses amounted to approximately RMB3.7 million, RMB5.6 million and RMB6.9 million for the year ended December 31, 2017, 2018 and 2019, respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the remaining two years is as follows:

December 31,
2019
RMB
2020	154
2021	36
190